Investments and Derivative Instruments (Mortgage Loans by Region) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Carrying value	$ 6,711		$ 5,728
Percent of Total	100.00%		100.00%
East North Central [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Carrying value	145		94
Percent of Total	2.20%		1.60%
Middle Atlantic [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Carrying value	477		508
Percent of Total	7.10%		8.90%
Mountain [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Carrying value	99		125
Percent of Total	1.50%		2.20%
New England [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Carrying value	350		294
Percent of Total	5.20%		5.10%
Pacific [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Carrying value	1,978		1,690
Percent of Total	29.50%		29.50%
South Atlantic [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Carrying value	1,378		1,149
Percent of Total	20.50%		20.10%
West North Central [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Carrying value	16		30
Percent of Total	0.20%		0.50%
West South Central [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Carrying value	398		224
Percent of Total	5.90%		3.90%
Other [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Carrying value	$ 1,870	[1]	$ 1,614	[1]
Percent of Total	27.90%	[1]	28.20%	[1]

[1]	Primarily represents loans collateralized by multiple properties in various regions.